UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund

SCHEDULE OF INVESTMENTS

January 31, 2014 (UNAUDITED)

	Shares	Value (Note 1)

LONG INVESTMENTS (49.06%)
COMMON STOCKS (45.43%)
Aerospace/Defense (0.51%)
Spirit Aerosystems Holdings, Inc. - Class A1	28,600	$969,826

Aerospace/Defense - Equipment (0.51%)
United Technologies Corp.	8,400	957,768

Apparel Manufacturers (1.17%)
Under Armour, Inc. - Class A1	20,400	2,205,444

Auto - Cars/Light Trucks (0.19%)
General Motors Co.	10,100	364,408

Auto/Truck Parts & Equipment - Original (0.00%)†
Delphi Automotive PLC	100	6,089

Building - Residential/Commercial (3.28%)
DR Horton, Inc.[1]	15,800	370,984
Lennar Corp. - Class A	55,600	2,232,896
Meritage Homes Corp.[1]	43,400	2,107,938
Toll Brothers, Inc.[1]	39,900	1,466,325

		6,178,143

Building & Construction Production - Miscellaneous (0.98%)
USG Corp.[1]	60,500	1,851,300

Chemicals - Diversified (1.77%)
The Dow Chemical Co.	24,500	1,114,995
PPG Industries, Inc.	12,200	2,224,792

		3,339,787

Coatings/Paint (0.30%)
The Sherwin-Williams Co.	3,100	568,106

Commercial Banks (0.96%)
Regions Financial Corp.	178,000	1,810,260

Computers (1.01%)
Apple, Inc.	3,800	1,902,280

Computers - Memory Devices (0.49%)
SanDisk Corp.	13,300	925,015

Containers - Paper/Plastic (0.77%)
Sealed Air Corp.	46,700	1,456,573

Cruise Lines (0.05%)
Norwegian Cruise Line Holdings, Ltd.[1]	2,700	94,554

Diversified Manufacturing Operations (4.09%)
Barnes Group, Inc.	29,900	1,119,456
Eaton Corp. PLC	28,200	2,061,138
General Electric Co.	73,200	1,839,516

	Shares	Value (Note 1)

Diversified Manufacturing Operations (continued)
Honeywell International, Inc.	29,500	$2,691,285

		7,711,395

Electric - Integrated (0.31%)
Dominion Resources, Inc.	8,500	577,235

Electronic Components - Semiconductors (0.58%)
ARM Holdings PLC, Sponsored ADR	4,000	184,280
Avago Technologies, Ltd.	16,500	901,560

		1,085,840

Electronic Forms (0.01%)
Adobe Systems, Inc.[1]	300	17,757

Engineering/R&D Services (0.51%)
Fluor Corp.	12,600	957,096

Engines - Internal Combustion (0.20%)
Cummins, Inc.	3,000	380,940

Enterprise Software/Services (0.19%)
Guidewire Software, Inc.[1]	7,500	354,075

Finance - Credit Card (0.98%)
Discover Financial Services	34,500	1,850,925

Financial Guarantee Insurance (0.19%)
MGIC Investment Corp.[1]	41,800	354,882

Food - Confectionery (1.47%)
The Hershey Co.	27,800	2,763,320

Independent Power Producer (0.11%)
NRG Energy, Inc.	7,100	197,735

Internet Content - Entertainment (0.24%)
Facebook, Inc. - Class A1	7,300	456,761

Investment Management/Advisory Services (0.04%)
Noah Holdings, Ltd. - Sponsored ADR	6,200	83,824

Medical - Wholesale Drug Distribution (1.19%)
McKesson Corp.	12,900	2,249,889

Medical Information Systems (0.52%)
Medidata Solutions, Inc.[1]	15,600	984,360

Metal - Diversified (1.01%)
Precision Castparts Corp.	7,500	1,910,625

Multimedia (1.15%)
Twenty-First Century Fox, Inc. - Class A	36,600	1,164,612
The Walt Disney Co.	13,800	1,002,018

		2,166,630

	Shares	Value (Note 1)

Oil & Gas Companies - Exploration & Production (0.80%)
Gulfport Energy Corp.[1]	24,600	$1,499,370

Pipelines (1.98%)
Kinder Morgan, Inc.	109,700	3,730,897

Private Equity (2.23%)
Apollo Global Management LLC - Class A	60,000	1,947,000
Blackstone Group LP	69,000	2,259,750
KKR & Co. LP	100	2,411

		4,209,161

Recreational Vehicles (0.24%)
Polaris Industries, Inc.	3,600	450,720

Reinsurance (2.31%)
Berkshire Hathaway, Inc. - Class B1	39,000	4,352,400

Retail - Apparel/Shoe (2.64%)
Deckers Outdoor Corp.[1]	24,700	1,925,365
The Finish Line, Inc. - Class A	71,200	1,826,280
Nike, Inc. - Class B	5,400	393,390
Skechers U.S.A., Inc. - Class A1	28,500	823,365

		4,968,400

Retail - Auto Parts (1.08%)
Advance Auto Parts, Inc.	17,700	2,032,137

Retail - Building Products (2.00%)
Home Depot, Inc.	49,000	3,765,650

Retail - Restaurants (1.79%)
Buffalo Wild Wings, Inc.[1]	7,000	993,020
Starbucks Corp.	12,500	889,000
The Wendy’s Co.	165,300	1,499,271

		3,381,291

Semiconductor Components - Integrated Circuit Devices (0.88%)
NXP Semiconductor NV1	34,100	1,648,735

Television (0.00%)†
CBS Corp. - Class B	100	5,872

Textile - Home Furnishings (1.98%)
Mohawk Industries, Inc.[1]	26,300	3,739,334

Transportation - Rail (1.30%)
Union Pacific Corp.	14,100	2,456,784

Web Portals/Internet Service Providers (0.98%)
AOL, Inc.[1]	40,200	1,852,416

Web Portals/ISP (0.44%)
Google, Inc. - Class A1	700	826,679

TOTAL COMMON STOCKS (Cost $81,801,617)		85,652,688

	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS (2.70%)
Country Exchange - Traded Funds (0.32%)
WisdomTree® Japan Hedged Equity Fund	13,100	$610,591

Country Fund - United States (0.40%)
Market Vectors® Gold Miners ETF	32,200	756,056

Gold (1.98%)
SPDR® Gold Shares[1]	31,000	3,722,790

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,192,268)		5,089,437

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)

PURCHASED OPTIONS (0.93%)
PURCHASED CALL OPTIONS (0.41%)
Buffalo Wild Wings, Inc.	March, 2014	$150.00	260	127,400
Deckers Outdoor Corp.	March, 2014	82.50	845	405,600
Polaris Industries, Inc.	June, 2014	130.00	85	54,400
Skechers U.S.A., Inc.	July, 2014	30.00	445	104,575
Stratasys, Ltd.	June, 2014	125.00	65	85,150

TOTAL PURCHASED CALL OPTIONS (Cost $1,139,720)				777,125

PURCHASED PUT OPTIONS (0.52%)
Angie’s List, Inc.	May, 2014	15.00	615	107,625
Apollo Education Group, Inc.	May, 2014	26.00	340	24,480
Bridgepoint Education, Inc.	May, 2014	18.00	202	33,330
Green Mountain Coffee Roasters, Inc.	March, 2014	65.00	185	18,500
Intuitive Surgical, Inc.	April, 2014	400.00	55	113,850
iShares® China Large-Cap ETF	August, 2014	36.00	365	135,050
ITT Educational Services, Inc.	April, 2014	35.00	846	554,130

TOTAL PURCHASED PUT OPTIONS (Cost $949,145)				986,965

TOTAL PURCHASED OPTIONS (Cost $2,088,865)				1,764,090

TOTAL LONG INVESTMENTS (Cost $89,082,750)				92,506,215

	7-Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS (46.21%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares	0.00%[3]	87,105,812	87,105,812

TOTAL SHORT TERM INVESTMENTS (Cost $87,105,812)			87,105,812

TOTAL INVESTMENTS - (95.27%) (Cost $176,188,562)		$179,612,027

Assets in Excess of Other Liabilities (4.73%)		8,907,697

NET ASSETS (100.00%)		$188,519,724

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value (Note 1)

COMMON STOCKS (-12.64%)
Beverages - Non - Alcoholic (-0.13%)
Green Mountain Coffee Roasters, Inc.	(3,000)	$(243,000)

Commercial Banks Non - U.S. (-0.47%)
Bancolombia SA, Sponsored ADR	(20,200)	(887,588)

Commercial Services - Finance (-0.00%)†
Green Dot Corp. - Class A	(100)	(2,252)

Computers - Integrated Systems (-0.00%)†
Teradata Corp.	(100)	(4,112)

E - Commerce/Products (-0.81%)
MercadoLibre, Inc.	(15,800)	(1,524,542)

E - Commerce/Services (-0.82%)
Angie’s List, Inc.	(86,200)	(1,546,428)

Food - Retail (-0.20%)
The Fresh Market, Inc.	(10,600)	(370,576)

Investment Management/Advisory Services (-0.09%)
Noah Holdings, Ltd. - Sponsored ADR	(12,600)	(170,352)

Medical - Hospitals (-0.44%)
Community Health Systems, Inc.	(20,100)	(832,341)

Medical - Outpatient/Home Medical Care (-0.91%)
Amedisys, Inc.	(113,700)	(1,715,733)

Medical Instruments (-1.08%)
Intuitive Surgical, Inc.	(5,000)	(2,037,900)

Oil & Gas Drilling (-0.99%)
Diamond Offshore Drilling, Inc.	(100)	(4,854)
Ensco PLC - Class A	(100)	(5,037)
Noble Corp. PLC	(100)	(3,103)
Transocean, Ltd.	(42,800)	(1,852,384)

		(1,865,378)

Property/Casualty Insurance (-0.31%)
Amtrust Financial Services, Inc.	(18,300)	(590,724)

Retail - Apparel/Shoe (-0.49%)
The Buckle, Inc.	(4,200)	(186,144)
Coach, Inc.	(100)	(4,789)
Lululemon Athletica, Inc.	(16,000)	(731,040)

		(921,973)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)

Retail - Appliances (-0.45%)
Conn’s, Inc.	(14,000)	$(849,940)

Retail - Automobile (-0.64%)
Group 1 Automotive, Inc.	(10,200)	(623,526)
Sonic Automotive, Inc. - Class A	(26,200)	(587,666)

		(1,211,192)

Retail - Major Department Store (-0.41%)
Sears Holdings Corp.	(21,100)	(767,407)

Retail - Sporting Goods (-0.12%)
Cabela’s, Inc.	(3,300)	(220,638)

Retail - Vitamins/Nutritional Supplements (-0.10%)
Vitamin Shoppe, Inc.	(4,000)	(179,280)

Schools (-2.11%)
Bridgepoint Education, Inc.	(31,500)	(547,470)
Capella Education Co.	(2,900)	(180,931)
Career Education Corp.	(105,100)	(571,744)
Corinthian Colleges, Inc.	(291,600)	(428,652)
DeVry Education Group, Inc.	(10,400)	(375,856)
ITT Educational Services, Inc.	(63,900)	(1,878,660)

		(3,983,313)

Security Services (-0.32%)
The ADT Corp.	(20,100)	(603,804)

Toys (-1.26%)
LeapFrog Enterprises, Inc.	(283,000)	(2,014,960)
Mattel, Inc.	(9,700)	(367,048)

		(2,382,008)

Transactional Software (-0.19%)
Synchronoss Technologies, Inc.	(13,500)	(359,910)

Vitamins & Nutrition Products (-0.10%)
Herbalife, Ltd.	(3,000)	(193,110)

Web Portals/ISP (-0.20%)
Yahoo!, Inc.	(10,200)	(367,404)

TOTAL COMMON STOCKS (Proceeds $27,769,102)		(23,830,905)

EXCHANGE-TRADED FUNDS (-3.48%)
Emerging Country Exchange - Traded Funds (-3.17%)
iShares® FTSE China 25 Index Fund	(59,000)	(2,040,220)
iShares® MSCI Brazil Index Fund	(47,200)	(1,852,128)
iShares® MSCI Turkey Index Fund	(4,600)	(191,176)
WisdomTree® India Earnings Fund	(117,300)	(1,896,741)

		(5,980,265)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)

Emerging Country Exchange-Traded Funds (-0.31%)
PowerShares India Portfolio	(34,100)	$(570,493)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,140,372)		(6,550,758)

TOTAL SECURITIES SOLD SHORT (Proceeds $34,909,474)		$(30,381,663)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange-Traded Fund

FTSE - Financial Times and the London Stock Exchange

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law

SPDR - Standard and Poor’s Depositary Receipt

Notes to Quarterly Schedule of Investments

January 31, 2014 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell& Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O funds Advisor, Inc. (“the Advisor”), uses catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

▪	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date:
▪

Level 2 - Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability; and

▪

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 85,652,688	$ –	$ –	$ 85,652,688
Exchange-Traded Funds	5,089,437	–	–	5,089,437
Purchased Options	1,764,090	–	–	1,764,090
Short Term Investments	87,105,812	–	–	87,105,812

TOTAL	$ 179,612,027	$ –	$ –	$ 179,612,027

Other Financial Instruments*

Liabilities
Securities Sold Short
Common Stocks	$ (23,830,905)	$ –	$ –	$ (23,830,905)
Exchange-Traded Funds	(6,550,758)	–	–	(6,550,758)

TOTAL	$ (30,381,663)	$ –	$ –	$ (30,381,663)

During the three months ended January 31, 2014, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the three months ended January 31, 2014. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

* For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At January 31, 2014, the Fund invested 46.21% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of January 31, 2014, total investments would equal 65.18%, as a percentage of net assets. This would result in cash equivalents representing 34.82% of net assets, vs. the 46.21% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of January 31, 2014.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2014, the Fund had approximately 12.64% of its total net assets in short positions.

For the period ended January 31, 2014, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $151,352,684 and $137,426,975, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2014, based on cost of $179,297,167 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,317,746 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(2,002,886), resulting in net unrealized appreciation of $314,860.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 19, 2014

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	March 19, 2014